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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2012

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     08/13/2012
Signature                 City,  State          Date

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number:                                28-5810
Name:                 United Services Automobile Association

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            55

Form 13F Information Table Value Total:    $2,841,276

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                        1
Form 13F File Number:                               28-04975
Name:                          Affiliated Managers Group Inc.

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305     6703  427778   SH       SOLE                411914
CANON INC SPONSORED ADR        ADR              138006309      622   15585   SH       SOLE                 15175
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    41027  398047   SH       SOLE                387812
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105     6158  135141   SH       SOLE                127182
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      12952  287948   SH       SOLE                268156
HEINEKEN NV ADR                ADR              2419176       9330  357377   SH       SOLE                348477
HSBC HOLDINGS PLC SPONSOR ADR' ADR              404280406     7734  175245   SH       SOLE                165007
NOVARTIS AG ADR                ADR              66987V109    17862  319537   SH       SOLE                301688
ROCHE HOLDINGS ADR             ADR              771195104     3550   82130   SH       SOLE                 78805
TOTAL SA - SPON ADR            ADR              89151E109    19953  443893   SH       SOLE                415850
UNILEVER ( ul )                ADR              904767704     9880  292910   SH       SOLE                287208
UNILEVER (UN)                  ADR              904784709    35898 1076394   SH       SOLE               1051459
VODAFONE GROUP-SP ADR          ADR              92857W209      296   10511   SH       SOLE                  7230
HONDA MOTOR CO LTD             COM              6435145     124163 3603855   SH       SOLE               3522955
3M CO                          COM              88579Y101    91629 1022650   SH       SOLE                880259
ACMAT CORP CLASS A             COM              004616207     1132   46682   SH       SOLE                 46682
AMERICAN EXPRESS COMPANY       COM              025816109    19194  329742   SH       SOLE                317371
AMERICAN NATIONAL INSURANCE CO COM              028591105    29151  409021   SH       SOLE                391326
ARTHUR J GALLAGHER             COM              363576109     2235   63723   SH       SOLE                 61453
AUTOMATIC DATA PROCESSING      COM              053015103    10054  180639   SH       SOLE                155124
BANK OF NEW YORK MELLON CORP   COM              064058100   100601 4583194   SH       SOLE               4470552
BAXTER INTERNATIONAL INC       COM              071813109   135494 2549273   SH       SOLE               2516165
BERKSHIRE HATHAWAY INC DEL-A   COM              084670108   141438    1132   SH       SOLE                  1130
BERKSHIRE HATHAWAY INC-DEL-B   COM              084670702    35383  424608   SH       SOLE                403708
BROWN AND BROWN INC.           COM              115236101    34069 1249311   SH       SOLE               1216638
CISCO SYSTEMS INC              COM              17275R102    71223 4148134   SH       SOLE               4048750
COMCAST CORP SPECIAL CLASS A   COM              20030N200    47485 1512258   SH       SOLE               1478081
CONOCOPHILLIPS                 COM              20825c104   161426 2888805   SH       SOLE               2391946
DEVON ENERGY                   COM              25179M103    89152 1537376   SH       SOLE               1507298
EMERSON ELECTRIC COMPANY       COM              291011104    96461 2070863   SH       SOLE               1447646
EXXON MOBIL CORPORATION        COM              30231G102      243    2834   SH       SOLE                  2834
FEDERATED INVESTORS INC (PA.)  COM              314211103     1683   77006   SH       SOLE                  2086
HENRY SCHEIN INC               COM              806407102    21790  277618   SH       SOLE                268250
HORIZON TELCOM - CLASS A       COM              440441400     1534   29500   SH       SOLE                 29500
ILLINOIS TOOL WORKS            COM              452308109    18684  353253   SH       SOLE                  2000
JEFFERIES GROUP INC. NEW       COM              472319102     5467  420884   SH       SOLE                390720
LEUCADIA NATIONAL CORP         COM              527288104    13219  621507   SH       SOLE                616454
LOCKHEED MARTIN CORP COM       COM              539830109    18376  211022   SH       SOLE                 50970
NATIONAL WESTERN LIFE INS CO   COM              638522102    15727  110813   SH       SOLE                107806
NORFOLK SOUTHERN CORP          COM              655844108    23794  331526   SH       SOLE                321365
PHILLIPS 66                    COM              718546104    35081 1055393   SH       SOLE                809750
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      542   39840   SH       SOLE                 39840
SYSCO CORP                     COM              871829107    47126 1580888   SH       SOLE                575853
TORCHMARK CORP                 COM              891027104    51610 1020978   SH       SOLE               1007743
TRUMANSBURG HOME TEL CO        COM              897991105      151   15100   SH       SOLE                 15100
UNIFIRST CORP                  COM              904708104    43777  686702   SH       SOLE                661103
UNION PACIFIC                  COM              907818108   108860  912412   SH       SOLE                898526
US BANCORP                     COM              902973304    25503  793000   SH       SOLE                793000
WAL-MART STORES INC            COM              931142103    81484 1168727   SH       SOLE               1144562
WELLS FARGO & COMPANY          COM              949746101   131737 3939502   SH       SOLE               3859850
COCA COLA FEMSA                COM              191241108   114819  877285   SH       SOLE                872370
GOOGLE                         COM              38259P508    91664  158023   SH       SOLE                156238
JOHNSON & JOHNSON              COM              478160104   297183 4398798   SH       SOLE               3620875
MASTERCARD INC.                COM              57636Q104    49142  114255   SH       SOLE                111639
PHILIP MORRIS INTERNATIONAL    COM              718172109   279825 3206793   SH       SOLE               3018711

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